Critical accounting judgements and key sources of estimation uncertainty - (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2019 USD ($)
Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income
Revenue.	€ 69,783			€ 21,482	€ 36,415
Upfront Payments Received	22,360			8,635	20,137
Equity investment	678,936		€ 255,721		327,700
Research and development cost accruals	49,069		18,145	18,145	€ 4,046
Collaboration and license agreement
Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income
Revenue.	21,600
Deferred revenue			€ 1,200	€ 1,200
Cilag GmbH International | Collaboration and license agreement
Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income
Deferred revenue	289,000
Upfront Payments Received | $		$ 500.0
License payment committed | $						$ 300.0
Equity investment | $		$ 200.0
Clinical Manufacturing Organizations
Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income
Research and development cost accruals	€ 44,000